Additional Information to the Statements of Comprehensive Loss (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional Information to the Statements of Comprehensive Loss [Abstract]
Salaries and related benefits	$ 6,419	$ 4,252	$ 3,597
Agent commissions	221	215	138
Marketing	5,239	2,891	1,690
Travel	1,176	865	777
Share-based payment	214	122	129
Selling and marketing expenses	$ 13,269	$ 8,345	$ 6,331